UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Offit Capital Advisors LLC
Address: 485 Lexington Avenue
         24th Floor
         New York, NY  10017

13F File Number:  028-14096

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Vincent Rella
Title:     Chief Financial Officer
Phone:     212-588-3240

Signature, Place, and Date of Signing:

 /s/     Vincent Rella     New York, NY/USA     August 10, 2011

Report Type (Check only one.):

[  ]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[ X]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number          Name

028-06213                     Eagle Global Advisors LLC
028-10713                     Wesley Capital Management, LLC

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    13

Form 13F Information Table Value Total:    $55,064 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ISHARES INC                    MSCI BRAZIL      464286400     4191    57138 SH       OTHER                       0        0    57138
ISHARES INC                    MSCI TURKEY FD   464286715     3268    54824 SH       OTHER                       0        0    54824
ISHARES INC                    MSCI TAIWAN      464286731     1675   110370 SH       OTHER                       0        0   110370
ISHARES INC                    MSCI S KOREA     464286772     2174    33440 SH       OTHER                       0        0    33440
ISHARES INC                    MSCI STH AFRCA   464286780     1114    15670 SH       OTHER                       0        0    15670
ISHARES INC                    MSCI MEX INVEST  464286822     8408   134405 SH       OTHER                       0        0   134405
ISHARES TR                     MSCI EMERG MKT   464287234    11902   250040 SH       OTHER                       0        0   250040
ISHARES TR                     MSCI PERU CAP    464289842      979    26021 SH       OTHER                       0        0    26021
MARKET VECTORS ETF TR          RUSSIA ETF       57060U506     7389   191724 SH       OTHER                       0        0   191724
MARKET VECTORS ETF TR          INDONESIA ETF    57060U753     4506   140904 SH       OTHER                       0        0   140904
MORGAN STANLEY CHINA A SH FD   COM              617468103     2791   102241 SH       OTHER                       0        0   102241
TEMPLETON RUS AND EAST EUR F   COM              88022F105     3447   160109 SH       OTHER                       0        0   160109
WISDOMTREE TRUST               INDIA ERNGS FD   97717W422     3220   134500 SH       OTHER                       0        0   134500